Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Transactions with Related Parties	Related party amounts due to or from the De Agostini Group are as follows:

	December 31,
($ in millions)	2025	2024
Trade receivables	—	—
Trade payables	2	2